Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity File Number	001-41569
Entity Registrant Name	LANVIN GROUP HOLDINGS LIMITED
Entity Central Index Key	0001922097
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	E9
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Address, Address Line One	3701-02
Entity Address, Address Line Two	Tower S2, Bund Finance Center
Entity Address, Address Line Three	600 Zhongshan Rd East No.2
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200010
Entity Address, Country	CN
Auditor Name	Grant Thornton Zhitong Certified Public Accountants LLP
Auditor Firm ID	1487
Auditor Location	Shanghai, China
Entity Common Stock, Shares Outstanding	130,971,070
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3701-02
Entity Address, Address Line Two	Tower S2, Bund Finance Center
Entity Address, Address Line Three	600 Zhongshan Rd East No.2
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200010
City Area Code	021
Entity Address, Country	CN
Local Phone Number	6315 3873
Contact Personnel Name	Yun Cheng
Contact Personnel Email Address	ir@lanvin-group.com
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.000001 per share
Trading Symbol	LANV
Security Exchange Name	NYSE
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one ordinary share at an exercise price of $11.50 per share
Trading Symbol	LANV-WT
Security Exchange Name	NYSE